UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 41.6%

	Face Amount	Value

CONSUMER DISCRETIONARY — 1.5%
DR Horton
4.000%, 02/15/20	$250,000	$260,000
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	299,696
Viacom
6.875%, 04/30/36	250,000	281,152

		840,848

CONSUMER STAPLES — 4.7%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	336,920
Bunge Finance
3.250%, 08/15/26	250,000	241,693
Conagra Brands
3.200%, 01/25/23	235,000	237,378
Constellation Brands
4.750%, 12/01/25	250,000	275,088
Kraft Heinz Foods
5.000%, 06/04/42	300,000	316,776
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	244,980
PepsiCo
3.450%, 10/06/46	250,000	236,459
Smithfield Foods
4.250%, 02/01/27 (A)	250,000	259,503
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	249,053
Walgreens Boots Alliance
4.500%, 11/18/34	300,000	312,250

		2,710,100

ENERGY — 4.1%
Apache
6.000%, 01/15/37	250,000	291,738
Cenovus Energy
5.700%, 10/15/19	250,000	263,725
Colorado Interstate Gas
4.150%, 08/15/26 (A)	250,000	249,198
ConocoPhillips
4.150%, 11/15/34	250,000	255,487
Devon Energy
5.600%, 07/15/41	250,000	271,930
Kerr-McGee
7.125%, 10/15/27	250,000	288,924
Marathon Oil
3.850%, 06/01/25	200,000	199,456
Noble Energy
8.000%, 04/01/27	250,000	319,796

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Western Gas Partners
2.600%, 08/15/18	$220,000	$220,739

		2,360,993

FINANCIALS — 16.9%
Aon
3.875%, 12/15/25	200,000	210,274
Ares Capital
4.875%, 11/30/18	500,000	517,905
Bank of America MTN
4.000%, 01/22/25	300,000	309,090
Bank of Montreal MTN
1.900%, 08/27/21	250,000	247,897
Brookfield Finance
4.250%, 06/02/26	250,000	258,117
Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)	400,000	483,908
Citigroup
4.750%, 05/18/46	250,000	265,350
Compass Bank
2.875%, 06/29/22	250,000	249,854
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	295,071
Discover Financial Services
3.850%, 11/21/22	250,000	258,681
First Republic Bank
4.375%, 08/01/46	250,000	246,366
Ford Motor Credit
5.875%, 08/02/21	300,000	335,092
General Motors Financial
3.700%, 05/09/23	250,000	255,177
Goldman Sachs Group
3.500%, 01/23/25	300,000	304,690
GTP Acquisition Partners I
3.482%, 06/16/25 (A)	600,000	611,964
Huntington National Bank
2.200%, 04/01/19	300,000	300,890
Legg Mason
5.625%, 01/15/44	250,000	268,094
Morgan Stanley MTN
4.875%, 11/01/22	300,000	326,501
National City
6.875%, 05/15/19	300,000	325,767
Neuberger Berman Group
4.500%, 03/15/27 (A)	250,000	261,818
Nuveen Finance
4.125%, 11/01/24 (A)	800,000	842,457
PennantPark Investment
4.500%, 10/01/19	250,000	254,877

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Regions Financial
3.200%, 02/08/21	$250,000	$256,224
Santander Holdings USA
2.700%, 05/24/19	300,000	302,670
Stifel Financial
4.250%, 07/18/24	250,000	255,393
SunTrust Banks
5.050%, 06/15/22 (B)	300,000	303,375
Synchrony Bank
3.000%, 06/15/22	250,000	249,272
Wells Fargo
7.980%, 03/15/18 (B)	300,000	310,875
Westpac Banking MTN
4.322%, 11/23/31 (B)	250,000	257,782
Willis North America
3.600%, 05/15/24	250,000	255,483

		9,620,914

INDUSTRIALS — 2.8%
AerCap Ireland Capital
3.500%, 05/26/22	250,000	257,651
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	484,037	480,406
FLIR Systems
3.125%, 06/15/21	250,000	253,497
Masco
6.500%, 08/15/32	67,000	82,163
Rockwell Collins
4.350%, 04/15/47	250,000	262,478
Wabtec
3.450%, 11/15/26 (A)	250,000	246,998

		1,583,193

INFORMATION TECHNOLOGY — 1.8%
Amphenol
2.200%, 04/01/20	300,000	301,180
Avnet
3.750%, 12/01/21	250,000	255,750
Microsoft
3.700%, 08/08/46	500,000	493,889

		1,050,819

MATERIALS — 4.9%
Celanese US Holdings
4.625%, 11/15/22	250,000	271,822
CF Industries
4.500%, 12/01/26 (A)	300,000	311,723
Dow Chemical
4.375%, 11/15/42	200,000	204,937
Glencore Funding
4.125%, 05/30/23 (A)	250,000	260,391
HB Fuller
4.000%, 02/15/27	250,000	255,454

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Martin Marietta Materials
6.250%, 05/01/37	$250,000	$296,459
Nucor
5.200%, 08/01/43	300,000	352,762
RPM International
5.250%, 06/01/45	250,000	280,462
Sherwin-Williams
4.500%, 06/01/47	250,000	263,785
WestRock MWV
7.550%, 03/01/47	250,000	313,499

		2,811,294

REAL ESTATE — 1.0%
Mid-America Apartments
3.600%, 06/01/27	250,000	251,217
Vornado Realty
5.000%, 01/15/22	300,000	326,275

		577,492

TELECOMMUNICATION SERVICES — 2.1%
AT&T
3.950%, 01/15/25	300,000	306,980
Crown Castle Towers
3.222%, 05/15/22 (A)	300,000	306,642
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	300,000	294,480
Verizon Communications
4.272%, 01/15/36	300,000	287,848

		1,195,950

UTILITIES — 1.8%
Emera US Finance
4.750%, 06/15/46	250,000	267,783
Fortis
2.100%, 10/04/21	250,000	246,657
NiSource Finance
3.490%, 05/15/27	250,000	254,716
Spire
3.543%, 02/27/24	250,000	252,654

		1,021,810

Total Corporate Obligations

(Cost $23,392,267)		23,773,413

MORTGAGE-BACKED SECURITIES — 18.0%
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(B)	399,287	409,940
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A)(B)	429,150	436,576
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A)(B)	625,390	640,121

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A
4.185%, 08/15/46 (A)(B)	$250,000	$269,816
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	429,898
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A)(B)	221,274	222,367
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (A)	400,000	420,060
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	417,396
Commercial Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45	100,000	99,753
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.532%, 07/25/29 (B)	242,209	245,138
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
2.182%, 10/25/29 (B)	255,736	257,456
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.938%, 07/25/45 (A)(B)	280,000	294,462
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.849%, 01/25/47 (A)(B)	500,000	521,456
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.629%, 07/25/46 (A)(B)	160,000	164,469
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/49 (B)	400,000	412,380
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/49	500,000	514,193
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A)(B)	262,596	269,274
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (A)(B)	637,645	654,258
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/47 (A)(B)	259,909	266,518
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.822%, 07/25/44 (A)(B)	455,791	455,424
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.677%, 06/25/46 (A)(B)	459,008	461,297
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	530,270

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A)(B)	$404,201	$411,195
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	292,749	296,637
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (A)(B)	270,000	276,225
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	340,496	346,720
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A)(B)	249,262	254,822
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	351,961	355,880

Total Mortgage-Backed Securities

(Cost $10,331,892)		10,334,001

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.3%
FHLMC
3.500%, 11/01/44	1,270,181	1,309,970
3.500%, 04/01/46	851,306	877,775
3.000%, 02/01/45	1,097,181	1,099,565
2.500%, 02/01/30	664,747	670,556
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	509,766
FNMA
4.500%, 02/01/41	1,384,948	1,498,767
4.000%, 03/01/35	544,733	575,249
4.000%, 01/01/42	974,058	1,029,257
GNMA, Ser 2015-78
2.918%, 06/16/40	666,756	673,194
GNMA, Ser 2015-47, Cl AE
2.900%, 11/16/55(B)	517,045	523,143

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $8,842,547)		8,767,242

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds
4.625%, 02/15/40	600,000	785,273
3.750%, 08/15/41	1,150,000	1,335,213
3.000%, 05/15/45	525,000	535,541
U.S. Treasury Notes
2.625%, 11/15/20	250,000	258,350
1.875%, 01/31/22	1,150,000	1,154,268
0.875%, 10/15/18	1,500,000	1,492,675

Total U.S. Treasury Obligations (Cost $5,651,565)		5,561,320

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2017 (Unaudited)

ASSET-BACKED SECURITIES — 7.7%

	Face Amount	Value
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl AA
2.487%, 12/16/41 (A)	$468,750	$466,603
CarFinance Capital Auto Trust, Ser 2014-2A, Cl B
2.640%, 11/16/20 (A)	157,000	157,329
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	71,875	71,545
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (A)	280,089	284,995
Drug Royalty III 1, Ser 2017-1A, Cl A1
3.720%, 04/15/27 (A)(B)	244,506	244,503
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40 (A)	267,585	265,229
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	300,000	301,250
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	225,225	225,523
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	301,008
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	317,023	318,546
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	142,236	142,412
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40 (A)	4,554	4,669
Taco Bell Funding, Ser 2016-1A, Cl A2II
4.377%, 05/25/46 (A)	248,125	259,137
Thunderbolt Aircraft Lease, Ser 2017-A, Cl A
4.212%, 05/17/32 (A)	296,429	304,849
Trip Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47 (A)	280,000	279,605
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	432,618	429,576
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45 (A)	368,438	372,111

Total Asset-Backed Securities (Cost $4,415,471)		4,428,890

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FFCB
2.670%, 05/12/27	500,000	488,831
FHLB
3.610%, 06/26/42	560,000	549,852

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued

	Face Amount	Value
FNMA
1.250%, 08/23/19	$1,000,000	$994,675

Total U.S. Government Agency Obligations (Cost $2,051,408)		2,033,358

MUNICIPAL BONDS — 0.9%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/32	375,000	393,277
Virginia State, Port Authority, Ser A, RB
2.784%, 07/01/24	150,000	149,624

Total Municipal Bonds (Cost $525,000)		542,901

SOVEREIGN DEBT — 0.9%
Province of Quebec Canada
2.500%, 04/20/26	500,000	492,556

(Cost $498,666)		492,556

Total Investments— 97.6%
(Cost $55,708,816)@		$ 55,933,681

Percentages based on Net Assets of $57,290,018.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2017 was $16,044,009 and represented 28.0% of Net Assets.
(B)	Floating rate security - The rate reported is the rate in effect on July 31, 2017.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

As of July 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, securities with a total value of $301,177 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended July 31, 2017. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2017 (Unaudited)

@ At July 31, 2017, the tax basis cost of the Fund’s investments was $55,708,816, and the unrealized appreciation and depreciation were $583,383 and $(358,518), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 42.1%

	Face Amount	Value

CONSUMER DISCRETIONARY — 1.4%
DR Horton
3.750%, 03/01/19	$300,000	$307,083
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	299,696
Viacom
5.625%, 09/15/19	300,000	321,542

		928,321

CONSUMER STAPLES — 5.5%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	250,000	251,100
Bunge Finance
8.500%, 06/15/19	300,000	334,750
Constellation Brands
3.875%, 11/15/19	300,000	311,857
Danone
1.691%, 10/30/19 (A)	250,000	249,015
Hillshire Brands
4.100%, 09/15/20	245,000	256,100
Kraft Heinz Foods
2.800%, 07/02/20	300,000	305,939
Molson Coors Brewing
1.900%, 03/15/19 (A)	300,000	299,960
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (A)	300,000	297,774
Pernod Ricard
5.750%, 04/07/21 (A)	300,000	335,287
Smithfield Foods
2.700%, 01/31/20 (A)	300,000	301,846
Suntory Holdings
2.550%, 09/29/19 (A)	250,000	252,121
Walgreens Boots Alliance
2.700%, 11/18/19	250,000	254,495
Wm Wrigley Jr
3.375%, 10/21/20 (A)	300,000	310,034

		3,760,278

ENERGY — 5.6%
BG Energy Capital
4.000%, 12/09/20 (A)	350,000	370,181
Canadian Oil Sands
7.750%, 05/15/19 (A)	250,000	270,431
Cenovus Energy
5.700%, 10/15/19	250,000	263,725
Encana
6.500%, 05/15/19	250,000	266,983
EnLink Midstream Partners
2.700%, 04/01/19	300,000	300,712
Marathon Oil
2.700%, 06/01/20	250,000	249,091

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Nabors Industries
9.250%, 01/15/19	$300,000	$325,500
Noble Energy
8.250%, 03/01/19	300,000	328,272
NuStar Logistics
4.800%, 09/01/20	300,000	312,000
ONEOK Partners
8.625%, 03/01/19	300,000	328,949
Phillips 66
2.054%, 04/15/20 (A)(B)	190,000	190,378
Schlumberger Holdings
3.000%, 12/21/20 (A)	300,000	306,237
Shell International Finance BV
2.000%, 11/15/18	10,000	10,056
1.900%, 08/10/18	5,000	5,018
Western Gas Partners
2.600%, 08/15/18	300,000	301,008

		3,828,541

FINANCIALS — 14.5%
ANZ New Zealand International
2.314%, 01/25/22 (A)(B)	600,000	607,034
Ares Capital
4.875%, 11/30/18	500,000	517,906
Bank of America MTN
2.650%, 04/01/19	250,000	253,082
Bank of Montreal MTN
1.990%, 08/27/21 (B)	250,000	252,675
Capital One Financial
1.941%, 05/12/20 (B)	300,000	301,530
Citigroup
2.281%, 05/17/24 (B)	300,000	300,659
Citizens Bank
1.996%, 05/26/22 (B)	250,000	249,422
Compass Bank
2.875%, 06/29/22	300,000	299,825
Daimler Finance North America
1.500%, 07/05/19 (A)	250,000	247,928
Discover Bank
3.100%, 06/04/20	300,000	307,306
Fifth Third Bancorp
2.600%, 06/15/22	300,000	299,503
First Horizon National
3.500%, 12/15/20	300,000	308,118
First Republic Bank
2.375%, 06/17/19	250,000	251,654
Ford Motor Credit
2.021%, 05/03/19	250,000	250,040
General Motors Financial
3.100%, 01/15/19	200,000	203,019
Goldman Sachs Group
2.424%, 04/26/22 (B)	250,000	252,499

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
JPMorgan Chase
2.200%, 10/22/19	$250,000	$251,580
KeyCorp MTN
2.900%, 09/15/20	300,000	306,461
Metropolitan Life Global Funding I
1.550%, 09/13/19 (A)	300,000	297,646
Morgan Stanley
2.650%, 01/27/20	300,000	303,942
National Australia Bank
2.250%, 01/10/20	100,000	100,635
National City
6.875%, 05/15/19	300,000	325,767
Nuveen Finance
2.950%, 11/01/19 (A)	250,000	254,383
PennantPark Investment
4.500%, 10/01/19	300,000	305,853
Principal Life Global Funding II MTN
2.150%, 01/10/20 (A)	300,000	300,984
Santander Holdings USA
2.700%, 05/24/19	250,000	252,225
Stifel Financial
3.500%, 12/01/20	300,000	308,508
Suncorp-Metway
2.800%, 05/04/22 (A)	300,000	301,998
SunTrust Bank
2.250%, 01/31/20	300,000	301,697
Toronto-Dominion Bank MTN
1.950%, 01/22/19	600,000	602,558
Toyota Motor Credit MTN
2.100%, 01/17/19	10,000	10,087
Wells Fargo MTN
2.193%, 07/22/20 (B)	500,000	507,204
Westpac Banking
2.000%, 08/19/21	250,000	247,063

		9,880,791

INDUSTRIALS — 3.6%
Air Lease
2.125%, 01/15/20	250,000	249,764
Amphenol
2.550%, 01/30/19	50,000	50,456
2.200%, 04/01/20	300,000	301,181
Caterpillar Financial Services MTN
2.100%, 01/10/20	250,000	252,152
FLIR Systems
3.125%, 06/15/21	250,000	253,497
Fortive
2.350%, 06/15/21	250,000	249,171
Holcim US Finance
6.000%, 12/30/19 (A)	225,000	243,932

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Masco
7.125%, 03/15/20	$33,000	$36,886
Rockwell Collins
1.950%, 07/15/19	380,000	381,077
Roper Technologies
6.250%, 09/01/19	100,000	108,518
Siemens Financieringsmaatschappij
0.186%, 03/16/22 (A)(B)	300,000	302,903

		2,429,537

INFORMATION TECHNOLOGY — 1.2%
Broadcom
2.375%, 01/15/20 (A)	300,000	301,794
Fidelity National Information Services
2.250%, 08/15/21	250,000	248,258
Hewlett Packard Enterprise
2.850%, 10/05/18	300,000	303,615

		853,667

MATERIALS — 5.3%
BHP Billiton Finance USA
6.250%, 10/19/75 (A)(B)	300,000	327,300
Celanese US Holdings
5.875%, 06/15/21	250,000	280,177
CF Industries
6.875%, 05/01/18	250,000	258,913
Eastman Chemical
2.700%, 01/15/20	250,000	253,142
EI du Pont de Nemours
1.700%, 05/01/20 (B)	650,000	655,739
Glencore Funding
3.125%, 04/29/19 (A)	300,000	304,548
Martin Marietta Materials
1.822%, 05/22/20 (B)	300,000	300,814
RPM International
6.125%, 10/15/19	115,000	124,577
Sherwin-Williams
2.250%, 05/15/20	300,000	301,788
Solvay Finance America
3.400%, 12/03/20 (A)	300,000	311,016
Vulcan Materials
1.836%, 06/15/20 (B)	300,000	299,826
WestRock RKT
4.450%, 03/01/19	219,000	227,061

		3,644,901

REAL ESTATE — 1.2%
American Tower
2.800%, 06/01/20	300,000	305,154
SBA Tower Trust
3.598%, 04/10/18 (A)	500,000	500,272

		805,426

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TELECOMMUNICATION SERVICES — 1.4%
AT&T
2.300%, 03/11/19	$250,000	$251,943
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	400,000	392,640
Vodafone Group
4.375%, 03/16/21	300,000	320,546

		965,129

UTILITIES — 2.4%
Dominion Energy
4.104%, 04/01/21	300,000	314,499
Emera US Finance
2.700%, 06/15/21	250,000	251,581
IPALCO Enterprises
3.450%, 07/15/20	300,000	304,500
NextEra Energy Capital Holdings
7.300%, 09/01/67 (B)	300,000	302,100
Spire
2.550%, 08/15/19	180,000	180,738
United Utilities
4.550%, 06/19/18	250,000	255,500

		1,608,918

Total Corporate Obligations
(Cost $28,606,273)		28,705,509

MORTGAGE-BACKED SECURITIES — 18.6%
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (A)(B)	429,150	436,576
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (A)(B)	399,287	409,940
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (A)(B)	748,472	766,103
Chicago Skyscraper Trust, Ser 2017-SKY, Cl B
2.259%, 02/15/30 (A)(B)	380,000	380,594
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (A)(B)	309,783	311,314
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/47	250,000	253,555
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.532%, 07/25/29 (B)	314,871	318,679
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
2.182%, 10/25/29 (B)	303,094	305,133
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.045%, 07/25/44 (A)(B)	380,000	387,705

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.849%, 01/25/47 (A)(B)	$500,000	$521,456
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	29,434	30,246
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A2
2.924%, 01/10/47	349,665	354,475
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43 (A)	220,393	229,256
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46 (A)	353,082	358,535
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A1
1.891%, 12/15/49	457,658	457,666
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (A)(B)	778,607	798,892
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/47 (A)(B)	312,853	320,809
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/47 (A)(B)	636,136	652,711
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A)(B)	262,596	269,274
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.822%, 07/25/44 (A)(B)	552,013	551,569
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.677%, 06/25/46 (A)(B)	459,008	461,297
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A2
3.001%, 10/15/46	155,000	156,994
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	267,000	270,921
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A1
1.313%, 10/15/46	73,681	73,552
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A1
1.250%, 11/15/18	490,133	488,473
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (A)(B)	320,000	327,378

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (A)(B)	$306,784	$313,627
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A)(B)	404,201	411,195
Sequoia Mortgage Trust, Ser 2016-3, Cl A10
3.500%, 11/25/46 (A)(B)	467,467	478,186
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/47 (A)(B)	723,166	739,764
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 03/25/47 (A)(B)	581,237	595,292
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	19,630	19,619
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	185,541	184,955
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	43,279	43,229

Total Mortgage-Backed Securities (Cost $12,697,278)		12,678,970

ASSET-BACKED SECURITIES — 15.1%
Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/22	1,030,000	1,022,347
CARDS II Trust, Ser 2016-1A, Cl A
1.859%, 07/15/21 (A)(B)	500,000	502,103
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/21	1,000,000	1,008,682
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	71,875	71,545
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	2,000,000	1,986,663
Drive Auto Receivables Trust, Ser 2016-BA, Cl B
2.560%, 06/15/20 (A)	250,000	250,689
Drug Royalty III 1, Ser 2017-1A, Cl A1
3.720%, 04/15/27 (A)(B)	295,253	295,249
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40 (A)	474,963	470,782
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21 (A)	174,000	174,725
First Investors Auto Owner Trust, Ser 2015-2A, Cl A1
1.590%, 12/16/19 (A)	16,912	16,912

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Flagship Credit Auto Trust, Ser 2014-1, Cl B
2.550%, 02/18/20 (A)	$93,466	$93,567
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.530%, 12/15/20 (A)	454,666	457,885
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28 (A)	270,270	270,627
Master Credit Card Trust II, Ser 2016-1A, Cl B
1.930%, 09/23/19 (A)	300,000	299,720
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	301,008
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21 (A)	380,427	382,255
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	142,236	142,412
SoFi Professional Loan Program, Ser 2014-A, Cl A2
3.020%, 10/25/27 (A)	331,554	336,951
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40 (A)	4,559	4,674
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21 (A)	400,000	401,879
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (A)	420,261	423,720
Trip Rail Master Funding, Ser 2017-1A, Cl A1
2.709%, 08/15/47 (A)	380,000	380,000
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/21 (A)	650,000	652,684
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45 (A)	368,438	372,111

Total Asset-Backed Securities
(Cost $10,290,260)		10,319,190

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Notes
1.625%, 03/31/19	2,000,000	2,009,610
1.625%, 07/31/19	2,600,000	2,613,406
1.500%, 12/31/18	2,750,000	2,757,304
1.375%, 09/30/18	150,000	150,135
0.875%, 06/15/19	2,350,000	2,329,712

Total U.S. Treasury Obligations
(Cost $9,866,980)		9,860,167

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2017 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%

	Face Amount	Value
FNMA
1.250%, 08/23/19	$1,000,000	$994,675
0.875%, 07/27/18	1,000,000	995,797
0.850%, 07/13/18	1,000,000	996,895

Total U.S. Government Agency Obligations
(Cost $2,998,685)		2,987,367

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.3%
FHLMC
6.000%, 01/01/37	1,766	1,984
6.000%, 11/01/37	5,962	6,748
5.500%, 07/01/34	8,250	9,226
4.000%, 03/01/39	14,027	14,796
FHLMC, Ser 2004-2746
5.000%, 02/15/24	122,896	129,884
FNMA
6.000%, 05/01/36	1,166	1,325
6.000%, 08/01/36	983	1,121
6.000%, 11/01/37	3,031	3,442
5.500%, 07/01/38	5,488	6,097
GNMA
8.000%, 05/15/30	323	324
6.000%, 03/15/32	2,370	2,694
6.000%, 09/15/33	10,861	12,306
6.000%, 09/15/37	5,242	5,908
5.500%, 06/15/38	4,745	5,287
5.000%, 06/15/33	4,375	4,812
GNMA, Ser 2015-78
2.918%, 06/16/40	666,756	673,193

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $893,913)		879,147

MUNICIPAL BONDS — 0.7%
New Jersey State, Educational Facilities Authority, Ser G, RB
1.866%, 07/01/20	250,000	246,403
Virginia State, Port Authority, Ser A, RB
1.931%, 07/01/20	250,000	248,880

Total Municipal Bonds
(Cost $500,000)		495,283

Total Investments— 96.6%
(Cost $65,853,389)@		$65,925,633

Percentages based on Net Assets of $68,227,514.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2017 was $23,629,851 and represented 35.2% of Net Assets.
(B)	Floating rate security—The rate reported is the rate in effect on July 31, 2017.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

As of July 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, securities with a total value of $301,177 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended July 31, 2017. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

@ At July 31, 2017, the tax basis cost of the Fund’s investments was $65,853,389, and the unrealized appreciation and depreciation were $219,936 and $(147,692), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-0500

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%†

	Shares	Value

CONSUMER DISCRETIONARY — 18.4%
Amazon.com *	1,280	$1,264,357
Comcast, Cl A	10,620	429,579
Home Depot	6,775	1,013,540
Liberty Ventures, Ser A *	2,760	167,201
Marriott International, Cl A	3,635	378,730
MGM Resorts International	8,700	286,491
Mohawk Industries *	1,125	280,114
Netflix *	2,335	424,176
Pool	1,775	191,913
Priceline Group *	345	699,833
PulteGroup	12,750	311,355
Restaurant Brands International	3,045	181,421
Royal Caribbean Cruises	2,650	299,636
Walt Disney	6,775	744,776
Wyndham Worldwide	2,895	302,151

		6,975,273

CONSUMER STAPLES — 6.9%
Altria Group	10,715	696,153
Blue Buffalo Pet Products *	6,580	147,195
Kimberly-Clark	3,180	391,649
Monster Beverage *	7,480	394,570
PepsiCo	4,975	580,134
Sysco	7,380	388,336

		2,598,037

ENERGY — 0.7%
EOG Resources	2,940	279,712

FINANCIALS — 5.2%
Ameriprise Financial	2,250	325,981
Citigroup	4,015	274,826
Citizens Financial Group	7,445	261,171
Eaton Vance	6,505	319,330
Morgan Stanley	4,930	231,217
MSCI, Cl A	2,485	270,741
XL Group	6,205	275,502

		1,958,768

HEALTH CARE — 14.6%
Alexion Pharmaceuticals *	2,410	330,989
AmerisourceBergen, Cl A	3,835	359,800
Amgen	2,550	445,001
Clovis Oncology *	1,550	131,456
FibroGen *	4,470	152,651
Gilead Sciences	6,215	472,898
Haemonetics *	6,330	260,353
HealthSouth	6,495	276,427
Humana	1,855	428,876

COMMON STOCK — continued

	Shares	Value

HEALTH CARE (continued)
ICON *	2,430	$255,029
INC Research Holdings, Cl A *	4,795	263,725
Incyte *	2,695	359,217
Ionis Pharmaceuticals *	4,000	209,600
Regeneron Pharmaceuticals *	865	425,251
United Therapeutics *	2,320	297,888
WellCare Health Plans *	1,855	328,316
Zimmer Biomet Holdings	2,215	268,724
Zoetis, Cl A	4,535	283,528

		5,549,729

INDUSTRIALS — 8.1%
American Airlines Group	6,795	342,740
Caterpillar	2,890	329,316
Crane	3,800	286,900
Cummins	2,110	354,269
Deere	3,415	438,076
MasTec *	7,615	351,813
MSA Safety	3,690	295,790
Oshkosh	4,420	304,361
Stanley Black & Decker	2,585	363,684

		3,066,949

INFORMATION TECHNOLOGY — 36.9%
Adobe Systems *	2,945	431,413
Alphabet, Cl A *	2,025	1,914,638
Apple	16,905	2,514,281
Applied Materials	10,300	456,393
Broadcom, Cl A	1,540	379,856
Check Point Software Technologies *	2,510	265,508
Electronic Arts *	4,650	542,841
Euronet Worldwide *	2,290	221,237
Facebook, Cl A *	8,285	1,402,236
FireEye *	12,175	178,120
Fiserv *	2,800	359,799
GrubHub *	3,295	151,998
HP	15,700	299,870
Juniper Networks	7,100	198,445
Lam Research	2,050	326,893
Micron Technology *	12,025	338,143
Microsoft	28,495	2,071,587
ON Semiconductor *	13,920	208,104
Sanmina *	4,500	161,325
Square, Cl A *	11,355	299,204
Vantiv, Cl A *	5,330	338,722
Visa, Cl A	2,085	207,583
VMware, Cl A *	1,975	183,102
Western Digital	4,120	350,694

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Zebra Technologies, Cl A *	1,850	$188,182

		13,990,174

MATERIALS — 4.1%
Berry Global Group *	3,800	213,104
Eagle Materials	2,240	210,784
FMC	3,605	275,350
Packaging Corp of America	3,300	361,284
Steel Dynamics	7,030	248,932
Summit Materials, Cl A *	8,025	228,231

		1,537,685

REAL ESTATE — 1.0%
CBRE Group, Cl A *	10,400	395,096

TELECOMMUNICATION SERVICES — 1.2%
T-Mobile US *	4,475	275,929
Verizon Communications	3,395	164,318

		440,247

Total Common Stock
(Cost $31,511,551)		36,791,670

RIGHTS — 0.0%

	Number Of Rights
Dyax, Expires 12/31/19*	4,700	—
(Cost $–)		—

Total Investments— 97.1%
(Cost $31,511,551)@		$ 36,791,670

Percentages based on Net Assets of $37,874,245.

*	Non-income producing security.
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

As of July 31, 2017, all of the Fund’s investments in common stock were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The Fund’s investments in rights were considered Level 2.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

@ At July 31, 2017, the tax basis cost of the Fund’s investments was $31,511,551, and the unrealized appreciation and depreciation were $5,709,667 and $(429,548), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-003-0500

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%†

	Shares	Value

CONSUMER DISCRETIONARY — 6.8%
Best Buy	6,649	$387,903
DR Horton	10,570	377,243
General Motors	19,412	698,443
Las Vegas Sands	5,720	352,409
Tupperware Brands	3,755	227,966
Walt Disney	4,750	522,168

		2,566,132

CONSUMER STAPLES — 8.3%
Altria Group	9,558	620,983
Colgate-Palmolive	9,792	706,982
CVS Health	5,250	419,633
Kimberly-Clark	3,560	438,450
PepsiCo	2,445	285,111
Whole Foods Market	15,774	658,722

		3,129,881

ENERGY — 10.6%
Chevron	4,041	441,237
ConocoPhillips	15,297	694,025
ExxonMobil	14,861	1,189,475
Occidental Petroleum	4,579	283,577
Statoil ADR	9,090	170,528
Tesoro	3,392	337,606
Valero Energy	7,491	516,654
Williams	10,410	330,830

		3,963,932

FINANCIALS — 26.1%
Apollo Global Management, Cl A (A)	13,571	381,345
Bank of America	48,280	1,164,514
Citigroup	10,885	745,078
Citizens Financial Group	8,020	281,342
Franklin Resources	3,230	144,639
Goldman Sachs Group	2,854	643,092
JPMorgan Chase	18,215	1,672,137
KeyCorp	24,115	435,035
MetLife	11,884	653,620
Morgan Stanley	13,313	624,380
PNC Financial Services Group	4,003	515,586
Prudential Financial	7,101	804,046
SunTrust Banks	10,690	612,430
Wells Fargo	16,488	889,363
XL Group	4,930	218,892

		9,785,499

HEALTH CARE — 11.4%
Amedisys *	7,176	339,855
Amgen	5,655	986,854

COMMON STOCK — continued

	Shares	Value

HEALTH CARE (continued)
Cardinal Health	9,735	$752,126
Hill-Rom Holdings	5,730	427,000
ICON *	7,290	765,086
Quest Diagnostics	5,783	626,357
Select Medical Holdings *	23,956	388,087

		4,285,365

INDUSTRIALS — 9.3%
Alaska Air Group	4,859	414,133
Cintas	3,697	498,540
Cummins	3,189	535,433
Eaton	9,805	767,241
Oshkosh	7,331	504,813
Snap-on	1,709	263,528
Union Pacific	4,973	512,020

		3,495,708

INFORMATION TECHNOLOGY — 11.1%
Alliance Data Systems	1,107	267,263
Apple	4,315	641,770
Cisco Systems	6,717	211,250
CSRA	14,325	467,138
DST Systems	9,024	495,418
Intel	12,656	448,908
Manhattan Associates *	5,705	252,161
Microsoft	5,422	394,179
Western Digital	6,344	540,001
Xerox	14,468	443,734

		4,161,822

MATERIALS — 2.3%
Huntsman	17,031	453,365
LyondellBasell Industries, Cl A	4,731	426,216

		879,581

REAL ESTATE — 4.7%
Apartment Investment & Management, Cl A ‡	7,221	328,917
Digital Realty Trust ‡	4,619	532,755
Realogy Holdings	11,346	376,687
Sun Communities ‡	6,118	544,563

		1,782,922

TELECOMMUNICATION SERVICES — 2.0%
AT&T	15,000	585,000
Verizon Communications	3,290	159,236

		744,236

UTILITIES — 4.8%
Ameren	6,200	347,820
Entergy	7,371	565,503
Exelon	11,779	451,607

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES (continued)
Public Service Enterprise Group	9,354	$420,649

		1,785,579

Total Common Stock

(Cost $32,268,967)		36,580,657

Total Investments— 97.4%
(Cost $32,268,967)@		$ 36,580,657

Percentages based on Net Assets of $37,555,632.

*	Non-income producing security.
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2017, this security amounted to $381,345 and represented 1.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

@ At July 31, 2017, the tax basis cost of the Fund’s investments was $32,268,967, and the unrealized appreciation and depreciation were $4,685,317 and $(373,627), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer the Fund’s most recent financial statements.

KOC-QH-004-0500

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value

CONSUMER DISCRETIONARY — 11.8%
Big Lots	16,160	$802,667
Bloomin’ Brands	23,110	402,807
Boyd Gaming	45,635	1,143,613
Camping World Holdings, Cl A	11,030	352,519
Dave & Buster’s Entertainment *	8,750	543,463
Fox Factory Holding *	29,895	1,149,463
J. Jill *	39,490	483,357
LGI Homes *	26,145	1,158,224
Malibu Boats, Cl A *	16,760	479,503
Nautilus *	19,476	342,778
Pool	2,900	313,548
Tenneco	8,150	450,695
Tile Shop Holdings	25,280	369,088

		7,991,725

CONSUMER STAPLES — 2.5%
Central Garden & Pet, Cl A *	22,246	684,287
Darling Ingredients *	62,290	1,013,458

		1,697,745

ENERGY — 3.4%
Delek US Holdings	12,500	326,375
Enerplus	53,600	483,472
McDermott International *	111,015	751,571
Tallgrass Energy Partners (A)	6,080	310,810
Unit *	24,590	442,128

		2,314,356

FINANCIALS — 19.7%
Associated Banc-Corp	23,725	568,214
Banc of California	16,700	343,185
Berkshire Hills Bancorp	15,440	573,596
Cathay General Bancorp	13,160	492,842
CNO Financial Group	22,320	510,682
Customers Bancorp *	19,470	581,180
Dime Community Bancshares	19,150	398,320
Donnelley Financial Solutions *	44,340	1,028,688
Enterprise Financial Services	6,960	275,268
Evercore Partners, Cl A	7,200	566,280
First Citizens BancShares, Cl A	1,350	496,827
Hanmi Financial	11,880	340,362
HomeStreet *	20,030	525,788
Meta Financial Group	10,455	745,441
MGIC Investment *	50,260	586,534
Moelis, Cl A	26,925	1,101,233
Piper Jaffray	7,020	438,048
Popular	12,860	541,920
Selective Insurance Group	10,635	538,662
Stifel Financial *	18,175	924,199

COMMON STOCK — continued

	Shares	Value

FINANCIALS (continued)
TriCo Bancshares	8,657	$319,443
United Community Banks	12,200	338,672
Valley National Bancorp	49,600	589,249
Washington Federal	16,360	547,242

		13,371,875

HEALTH CARE — 14.6%
Amphastar Pharmaceuticals *	19,475	336,528
Cambrex *	6,590	401,990
Clovis Oncology *	4,990	423,202
Ensign Group	26,595	594,930
FibroGen *	12,145	414,752
Genomic Health *	9,835	313,737
HealthSouth	24,825	1,056,552
Impax Laboratories *	18,770	363,200
Intersect ENT *	12,315	337,431
Landauer	9,290	505,841
Lantheus Holdings *	45,345	836,615
Lexicon Pharmaceuticals *	21,860	356,318
MiMedx Group *	31,365	469,220
PharMerica *	13,140	330,471
Prestige Brands Holdings *	14,685	787,556
Quidel *	15,410	492,966
Repligen *	19,915	801,976
Retrophin *	32,125	650,210
Vanda Pharmaceuticals *	10,870	169,029
Veracyte *	32,455	259,640

		9,902,164

INDUSTRIALS — 16.7%
ACCO Brands *	33,137	386,046
EMCOR Group	6,508	439,290
Greenbrier	11,510	517,950
Harsco *	68,240	1,054,309
Hawaiian Holdings *	7,591	314,267
MasTec *	13,860	640,332
On Assignment *	12,220	601,835
Park-Ohio Holdings	12,955	514,961
Ply Gem Holdings *	30,350	531,125
Rush Enterprises, Cl A *	25,615	1,104,775
SiteOne Landscape Supply *	10,225	536,813
SkyWest	13,755	502,058
SPX *	21,750	598,560
Tetra Tech	9,620	456,469
Timken	21,870	995,085
Triton International	34,715	1,251,822
Tutor Perini *	16,970	451,402
Wabash National	24,910	475,283

		11,372,382

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 16.4%
A10 Networks *	49,880	$352,652
ADTRAN	23,325	546,972
Amkor Technology *	42,335	439,014
Box, Cl A *	31,970	602,635
Cirrus Logic *	15,680	963,379
CoreLogic *	19,197	874,424
EPAM Systems *	7,740	665,098
ePlus *	8,080	653,672
Euronet Worldwide *	3,835	370,499
Extreme Networks *	56,565	497,206
Globant *	6,430	295,587
GrubHub *	14,495	668,653
Lattice Semiconductor *	63,770	443,839
MINDBODY, Cl A *	18,945	491,623
Paycom Software *	9,690	679,171
Progress Software	5,350	171,254
Rudolph Technologies *	17,083	422,804
Sanmina *	8,780	314,763
Trade Desk, Cl A *	9,315	496,583
Vishay Intertechnology	65,915	1,176,583

		11,126,411

MATERIALS — 4.2%
Ferro *	9,430	181,433
Louisiana-Pacific *	44,240	1,110,866
Stepan	6,340	520,958
US Concrete *	13,665	1,070,653

		2,883,910

REAL ESTATE — 7.0%
CareTrust ‡	62,430	1,138,723
Corporate Office Properties Trust ‡	17,800	592,562
National Storage Affiliates Trust ‡	13,700	314,552
PS Business Parks ‡	4,480	602,380
Summit Hotel Properties ‡	32,700	586,311
Washington Prime Group ‡	38,480	347,090
Xenia Hotels & Resorts ‡	59,790	1,214,933

		4,796,551

UTILITIES — 2.5%
Black Hills	6,570	457,666
Portland General Electric	10,510	469,692
Southwest Gas Holdings	4,829	386,803
Spark Energy, Cl A	17,620	366,496

		1,680,657

Total Common Stock
(Cost $59,653,679)		67,137,776

RIGHTS — 0.0%

	Number of Rights	Value
Dyax, Expires 12/31/19*	5,615	$ —
(Cost $–)		—

Total Investments— 98.8%
(Cost $59,653,679)@		$ 67,137,776

Percentages based on Net Assets of $67,968,320.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At July 31, 2017, this security amounted $310,810 or 0.5% of Net Assets.

Cl — Class

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

@ At July 31, 2017, the tax basis cost of the Fund’s investments was $59,653,679, and the unrealized appreciation and depreciation were $8,709,753 and $(1,225,656), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-0500

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%

	Shares	Value

AUSTRALIA — 4.6%
Coca-Cola Amatil	89,600	$590,643
Harvey Norman Holdings	170,000	594,320
Macquarie Group	13,500	926,964
Medibank Pvt	221,000	480,896

		2,592,823

AUSTRIA — 2.1%
OMV	21,000	1,188,792

BRAZIL — 2.4%
Centrais Eletricas Brasileiras *	100,000	433,883
Hypermarcas	51,300	458,983
Vale ADR, Cl B	48,000	481,440

		1,374,306

CANADA — 5.4%
Canadian Imperial Bank of Commerce	14,250	1,236,924
Canadian National Railway	10,000	790,215
George Weston	5,500	480,365
Magna International	10,500	500,766

		3,008,270

CHINA — 1.4%
CNOOC ADR	6,850	770,283

CZECH REPUBLIC — 1.8%
CEZ	56,000	1,016,389

DENMARK — 6.7%
Danske Bank	26,100	1,057,336
H Lundbeck	24,300	1,460,186
Vestas Wind Systems	12,500	1,221,696

		3,739,218

FINLAND — 3.5%
Neste	23,500	1,019,017
UPM-Kymmene	35,700	972,438

		1,991,455

FRANCE — 4.9%
Arkema	9,400	1,070,261
Kering	2,300	804,567
Societe Generale	15,100	886,616

		2,761,444

GERMANY — 5.7%
Allianz	3,300	703,175
Carl Zeiss Meditec	11,700	627,424
Deutsche Lufthansa	33,500	720,769
Infineon Technologies	31,000	674,687
METRO	15,500	174,332

COMMON STOCK — continued

	Shares	Value

GERMANY (continued)
Metro Wholesale & Food Specialist *	15,500	$313,123

		3,213,510

HONG KONG — 11.2%
China Construction Bank, Cl H	1,226,500	1,020,670
Geely Automobile Holdings	500,000	1,156,092
PCCW	1,174,000	661,341
Ping An Insurance Group of China, Cl H	150,000	1,112,882
Tencent Holdings	31,800	1,275,941
Wharf Holdings	123,900	1,054,073

		6,280,999

INDIA — 1.5%
Tata Motors ADR *	24,000	826,560

ISRAEL — 1.5%
Bank Hapoalim	121,000	838,208

ITALY — 2.4%
Davide Campari-Milano	100,000	740,464
DiaSorin	7,000	609,892

		1,350,356

JAPAN — 18.7%
Asahi Glass	23,800	1,003,855
Canon	12,600	438,534
Central Japan Railway	6,650	1,070,682
Daiwa House Industry	26,400	921,707
Disco	2,400	426,033
Hoya	22,700	1,281,964
ITOCHU	55,100	864,897
Mizuho Financial Group	295,000	525,539
Nippon Telegraph & Telephone	20,000	977,822
ORIX	61,000	969,128
Pigeon	22,000	816,182
Sompo Holdings	17,400	683,721
Tokyo Electron	3,800	536,850

		10,516,914

SINGAPORE — 0.8%
United Overseas Bank	24,200	428,409

SOUTH KOREA — 4.7%
Korea Electric Power ADR	29,000	582,030
KT ADR	41,000	745,790
LG Display ADR	37,000	526,510
Shinhan Financial Group ADR	16,100	765,072

		2,619,402

SPAIN — 3.8%
ACS Actividades de Construccion y Servicios	22,150	850,219

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN (continued)
Repsol	76,186	$1,277,072

		2,127,291

SWITZERLAND — 4.8%
Ferguson	11,150	665,981
Logitech International	16,000	581,623
Partners Group Holding	1,300	844,304
Temenos Group	6,300	609,184

		2,701,092

UNITED KINGDOM — 9.2%
Anglo American	32,800	542,036
Barratt Developments	110,000	893,300
Carnival	8,800	594,469
Close Brothers Group	23,000	467,332
Experian	54,300	1,079,667
ITV	223,000	509,012
Wm Morrison Supermarkets	346,000	1,097,455

		5,183,271

Total Common Stock

(Cost $45,973,046)		54,528,992

PREFERRED STOCK — 1.4%

CONSUMER STAPLES — 1.4%
Henkel AG & Co KGaA	5,550	786,766

(Cost $673,589)		786,766

Total Investments— 98.5%
(Cost $46,646,635)@		$ 55,315,758

Percentages are based on Net Assets of $56,149,499.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value:

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities.

@ July 31, 2017, the tax basis cost of the Fund’s investments was $46,646,635, and the unrealized appreciation and depreciation were $10,042,428 and $(1,373,305), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017